Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / $	Apr. 25, 2018 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 contract	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Assets
Cash and cash equivalents					$ 352,204	$ 6,950,879					$ 358,303	$ 7,071,251	$ 5,157,313	$ 2,264,857
Other accounts receivable					24,244	478,467						427,403
Total assets					1,148,509	22,666,267						21,781,771
Liabilities
Financial debt						3,482,714						1,994,283	$ 1,591,019
Foreign suppliers					54,594	1,077,438						861,805
Derivative financial instruments												14,144
Total liabilities					633,538	12,503,096						$ 10,987,695
Exchange rate	19.7354	18.8628	7.3448	572.5600				20.6640	7.5221	561.1000
Aircraft and engine commitments					1,123,377	$ 22,170,295
Foreign currency forward contract
Liabilities
Net loss on foreign currency forward contract	$ 11,290
Number of foreign currency forward contracts | contract							0
Foreign exchange and off-balance sheet exposure
Assets
Cash and cash equivalents					344,038						297,565
Other accounts receivable					13,105						11,619
Aircraft maintenance deposits paid to lessors					352,142						343,787
Deposits for rental of flight equipment					25,343						30,025
Derivative financial instruments					25,204						41,996
Total assets					759,832						724,992
Liabilities
Financial debt					128,296						76,789
Foreign suppliers					53,729						56,109
Taxes and fees payable					10,304						6,874
Derivative financial instruments											684
Total liabilities					192,329						140,456
Net foreign currency position					567,503						584,536
Aircraft and engine operating lease payments					1,856,909						1,727,644
Aircraft and engine commitments					1,123,377						315,326
Total off-balance sheet transactions exposure					$ 2,980,286						$ 2,042,970
Aircraft rental expense | Foreign currency forward contract
Liabilities
Percentage of expense hedged	9.00%